Newbuildings (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Newbuildings

(In millions of U.S. dollars)	December 31, 2013	December 31, 2012

Opening balance	248.7	572.2
Additions	53.9	184.5
Capitalized interest and loan related costs	10.3	10.6
Re-classified as Drilling rigs	—	(518.6)
Closing balance	312.9	248.7